Derivatives - Summary Of Gain Loss On Fair Value Hedge ineffectiveness (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Fair value hedges [member]
Disclosure Of Gain Loss On Fair Value Hedge Ineffectiveness [Line Items]
Gains (losses) related to the ineffectiveness portion of designated fair value hedges	€ 4	€ 3	[1]	€ 2	[1]

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.